Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Intangible lease assets, accumulated amortization	$ 67,940	$ 119,334
Tenant receivables, allowance for doubtful accounts	346	631
Deferred financing costs, accumulated amortization	10,479	9,214
Deferred lease costs, accumulated amortization	112,289	118,570
Liabilities:
Intangible Lease Liabilities Accumulated Amortization	40,931	63,981
Stockholders' Equity:
Shares-in-trust, shares authorized	150,000,000	150,000,000
Shares-in-trust, shares outstanding	0	0
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	167,556,001	172,629,748
Building and building improvements [Member]
Assets:
Buildings and improvements, accumulated depreciation	$ 874,630	$ 784,568